General	9 Months Ended
Sep. 30, 2018
General [Abstract]
GENERAL

NOTE 1 -	GENERAL

A.	Reporting Entity

Foresight Autonomous Holdings Ltd. (the “Company”) is an Israeli resident company incorporated in Israel. The address of the Company’s registered office is 7 Golda Meir St., Ness Ziona, Israel. The unaudited condensed consolidated interim financial statements of the Company as of September 30, 2018, comprise the Company and its subsidiaries in Israel (together referred to as the “Group”). The Company, by means of the subsidiary Foresight Automotive Ltd. (“Foresight Automotive”), is a technology company engaged in the design, development and commercialization of stereo/quad-camera vision systems for the automotive industry. The Company’s vision systems are based on 3D video analysis, advanced algorithms for image processing and sensor fusion. In addition, the Company, by means of its subsidiary Eye-Net Mobile Ltd., is also engaged in the design and development of V2X (vehicle-to-everything) cellular-based accident prevention solutions that connects users and infrastructure through smart cellular-based platforms. V2X is a wireless technology that enables communication between the vehicles, infrastructure, and other devices in the vicinity, grid, home, and network. The ordinary shares of the Company (the “Ordinary Shares”) are registered for trade on the Tel Aviv Stock Exchange. In addition, since June 15, 2017, the Company has American Depository Shares (“ADSs”) registered with the U.S. Securities and Exchange Commission. The ADSs are listed on The Nasdaq Capital Market, the ratio of the Company’s Shares to ADSs is 5:1.

B.	The Group activities are subject to significant risks and uncertainties, including failing to secure additional funding to operationalize the ADAS and autonomous/semi-autonomous vehicles technology before competitor develop similar technology. In addition, the Company is subject to risks from, among other things, competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements and limited operating history.

The Group believes that the current working capital position will be sufficient to meet the Company’s working capital needs in the foreseeable future.